SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Number of Reserved and Authorized Shares Under the Equity Incentive Plans
Stock Options outstanding	7,233,044
RSU outstanding	2,459,201
PSU outstanding	308,768
Ordinary shares available for issuance under the Equity Incentive Plans	2,289,731

Total Reserved and Authorized Shares as of December 31, 2023	12,290,744

Schedule of Stock Option Activity and Related Information
	Number of options	Weighted average exercise price	Aggregate intrinsic value
	2023

Outstanding at beginning of year	7,778,108	$115.05	$82.5
Granted	585,000	$131.90
Exercised	(920,253)	$110.12
Forfeited	(209,811)	$127.22

Outstanding at December 31, 2023	7,233,044	$117.50	$255.3

Exercisable at December 31, 2023	5,902,708	$115.74	$218.7

Schedule of Restricted Stock Units Activity
	Year ended December 31, 2023
	RSUs	PSUs	Total

Unvested at beginning of year	2,219,853	188,493	2,408,346
Granted	1,251,505	159,170	1,410,675
Vested	(752,783)	(10,365)	(763,148)
Forfeited	(259,374)	(28,530)	(287,904)

	2,459,201	308,768	2,767,969

Schedule of Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$7.7	$5.4	$4.8
Research and development	48.7	42.0	31.8
Selling and marketing	56.3	43.2	42.8
General and administrative	32.6	40.8	40.9

	$145.3	$131.4	$120.3